Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
At 1 January	$ 89	$ 103	$ 99
Additions	74	187	76
Share of after-tax losses of associates and joint ventures	116	113	55
Unrecognised Profit on Transactions with Joint Ventures		64	27
Exchange and other adjustments	11	(24)	10
At 31 December	$ 58	$ 89	$ 103